Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	INX LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	47,635,875
Amendment Flag	false
Entity Central Index Key	0001725882
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-233363
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	57/63 Line Wall Road
Entity Address, City or Town	Gibraltar
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	57/63 Line Wall Road
Entity Address, City or Town	Gibraltar
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Contact Personnel Name	Shy Datika
City Area Code	(212)
Local Phone Number	547-5400